UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

The Prudential Variable Contract Account-2

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             973-367-7521

Date of fiscal year end:                 12/31/2007

Date of reporting period:                 6/30/2007

Item 1 – Reports to Stockholders

Prudential Long–Term

Growth Account

Semiannual Report to Participants

June 30, 2007

IFS-A105483

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for VCA-2. Investors should consider the contract and the Account’s investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

It is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, Long-Term Growth Account, or the Account). VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies. Each company is solely responsible for its own respective financial conditions and contractual obligations. Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of the Account’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 to obtain descriptions of the Account’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Account voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission, at www.sec.gov and at the Fund’s website.

The Account’s Statement of Additional Information contains additional information about the members of the Account’s Committee and is available without charge upon request by calling (888) 778-2888.

The Account files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Participants may obtain copies of Form N-Q filings by calling 888-778-2888.

The Prudential Long-Term Growth Program

Letter to Participants

June 30, 2007

■	DEAR PARTICIPANT,

At Prudential, we are committed to helping you achieve and sustain financial success. We hope that the semi-annual report for The Prudential Variable Contract Account-2 serves as an informative and valuable resource for you.

We also would like to remind you about the benefits of diversifying the investments within your portfolio. Diversification helps you manage downside risk as it ensures that you are not overly invested in any particular asset class. In addition, it helps position your investments when asset classes rotate in and out of favor. Not only is diversifying your portfolio the best way of balancing risk and return, it also can help align your long-term goals with your tolerance for risk. The result is a portfolio that may help you weather market fluctuations and more closely meet your long-term needs.

Contact your financial professional to take the first step in creating a diversified investment plan. A carefully chosen and broad mix of assets — reviewed periodically over time — can help you stay focused on meeting your long-term objectives.

Thank you for selecting our products. Your financial security is our first priority, and we value the opportunity to help you grow and protect your wealth.

Sincerely,

Judy A. Rice

President,

Variable Contract Account 2	July 31, 2007

Presentation of Portfolio Holdings for the Prudential Variable Contract Account-2 (VCA-2) as of June 30, 2007

(Unaudited)

VCA-2
Five Largest Holdings (% of Net Assets)
American International Group	2.5%
Loews Corp.	2.5%
Suncor Energy, Inc.	2.2%
Cadbury Schweppes Spons. ADR (United Kingdom)	2.1%
Occidental Petroleum Corp.	2.0%

For a complete listing of holdings, refer to the Schedule of Investments section of this report.

Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2007

LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace/Defense — 1.4%
Honeywell International, Inc.	120,100	$6,759,228

Biotechnology — 2.1%
Amgen Inc. (a)	107,200	5,927,088
Gilead Sciences, Inc. (a)	114,600	4,443,042

		10,370,130

Capital Markets — 3.4%
Bank of New York (The)	187,800	7,782,432
UBS AG	143,000	8,581,430

		16,363,862

Chemicals — 2.3%
Agrium, Inc.	102,600	4,488,750
Dupont EI. de Nemours	133,000	6,761,720

		11,250,470

Commercial Services & Supplies — 1.8%
Waste Management, Inc.	219,100	8,555,855

Communications Equipment — 1.4%
QualComm, Inc.	155,900	6,764,501

Computers & Peripherals — 3.8%
Apple, Inc. (a)	52,100	6,358,284
Data Domain Inc. (a)	13,600	312,800
Hewlett-Packard Co.	115,000	5,131,300
Seagate Technology	294,200	6,404,734

		18,207,118

Consumer Finance — 1.0%
American Express Co.	76,800	4,698,624

Diversified Consumer Services — 3.3%
Career Education Corp. (a)	198,100	6,689,837
H&R Block, Inc.	388,800	9,086,256

		15,776,093

Diversified Financial Services — 4.3%
Citigroup, Inc.	174,500	8,950,105
JPMorgan Chase & Co.	144,092	6,981,257
NYSE Euronext	65,900	4,851,558

		20,782,920

Electronic Equipment & Instruments — 2.4%
Agilent Technologies, Inc. (a)	130,100	5,001,044
Sony Corp. ADR (Japan)	126,000	6,472,620

		11,473,664

Electric Utilities — 2.5%
Entergy Corp.	60,900	6,537,615
Progress Energy Inc.	126,700	5,776,253

		12,313,868

Food & Staples Retailing — 1.3%
Wal-Mart Stores, Inc.	126,000	6,061,860

Food Products — 3.9%
Cadbury Schweppes Spons. ADR (United Kingdom)	183,400	9,958,620

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food Products (cont’d.)
ConAgra Foods, Inc.	333,400	$8,955,124

		18,913,744

Health Care Providers & Services — 1.9%
Omnicare, Inc.	255,600	9,216,936

Hotels, Restaurants & Leisure — 1.1%
International Game Technology	136,700	5,426,990

Household Products — 1.1%
Kimberly-Clark Corp.	78,000	5,217,420

Independent Power Producers & Energy Traders — 1.5%
NRG Energy, Inc. (a)	176,800	7,349,576

Industrial Conglomerates — 1.8%
General Electric Company	232,300	8,892,444

Insurance — 6.0%
American International Group	173,200	12,129,196
Loews Corp.	232,600	11,857,948
MBIA, Inc.	79,100	4,921,602

		28,908,746

Internet Software & Services — 1.5%
Google, Inc. Cl. A (a)	14,100	7,379,658

Media — 6.1%
Liberty Global, Inc. Ser. C (a)	208,705	8,202,107
Comcast Corp. (a)	275,500	7,747,060
News Corp. Inc. Cl. A	324,700	6,886,887
XM Satellite Radio Holdings Inc. (a)	562,200	6,617,094

		29,453,148

Metals & Mining — 3.0%
Freeport-McMoRan Cooper & Gold, Inc.	102,300	8,472,486
Lihir Gold Limited ADR (Papua New Guinea)	236,900	6,083,592

		14,556,078

Multiline Retail — 2.2%
Macy’s Inc.	139,400	5,545,332
JC Penney Co., Inc.	72,500	5,247,550

		10,792,882

Multi-Utilities — 1.4%
Sempra Energy	110,700	6,556,761

Office Electronics — 1.7%
Xerox Corp. (a)	438,200	8,097,936

Oil, Gas & Consumable Fuels — 10.7%
Devon Energy Corp.	15,300	1,197,837
Hess Corp.	134,100	7,906,536
Murphy Oil Corp.	6,400	380,416
Nexen, Inc.	281,100	8,700,045
Occidental Petroleum Corp.	168,600	9,758,568
Petroleo Brasileiro SA ADR (Brazil)	50,500	6,124,135
Suncor Energy, Inc.	119,300	10,727,456
Total SA ADR (France)	88,800	7,191,024

		51,986,017

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2007

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Pharmaceuticals — 5.3%
Abbott Laboratories	89,300	$4,782,015
Roche Holdings Ltd. ADR (Switzerland)	85,300	7,565,368
Schering-Plough Corp.	193,700	5,896,228
Wyeth	127,500	7,310,850

		25,554,461

Semiconductors & Semiconductor Equipment — 4.8%
Intel Corp.	326,000	7,745,760
Kla-Tencor Corp.	45,300	2,489,235
Marvell Technology Group Ltd. (a)	390,500	7,111,005
Spansion Inc. (a)	512,700	5,690,970

		23,036,970

Software — 4.9%
Adobe Systems Incorporated (a)	224,000	8,993,600
Electronic Arts, Inc. (a)	126,500	5,985,980
Symantec Corp. (a)	437,500	8,837,500

		23,817,080

Specialty Retail — 1.9%
Best Buy Co. Inc.	198,600	9,268,662

Thrifts & Mortgage Finance — 2.6%
Fannie Mae	119,600	7,813,468
People’s United Financial, Inc.	266,060	4,717,244

		12,530,712

Tobacco — 1.2%
Altria Group, Inc.	82,400	5,779,536

Wireless Telecommunication Services — 3.1%
NII Holdings, Inc. (a)	92,600	7,476,524
Sprint Nextel Corp.	367,988	7,621,031

		15,097,555

TOTAL LONG-TERM INVESTMENTS (Cost: $368,070,861)		$477,211,505

SHORT-TERM INVESTMENTS — 0.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (b) (Cost: $2,529,105)	2,529,105	2,529,105

TOTAL INVESTMENTS — 99.2% (Cost: $370,599,966)		$479,740,610

OTHER ASSETS, LESS LIABILITIES — 0.8%
Receivable for Securities Sold		$11,178,195
Dividends Receivable		400,221
Payable for Pending Capital Transactions		(414,541)
Payable for Securities Purchased		(7,219,394)

OTHER ASSETS IN EXCESS OF LIABILITIES		3,944,481

NET ASSETS — 100%		$483,685,091

COMMON STOCKS (Continued)	Shares	Value (Note 2)
NET ASSETS, representing:
Equity of Participants — 10,714,660 Accumulation Units at an Accumulation Unit Value of $43.3475.		$464,453,590
Equity of Annuitants		15,364,131
Equity of The Prudential Insurance Company of America		3,867,370

		$483,685,091

(a)	Non-income producing security.

(b)	The Prudential Investments LLC, the manager of the Account also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

ADR	American Depository Receipt

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Oil, Gas & Consumable Fuels	10.7%
Media	6.1
Insurance	6.0
Pharmaceuticals	5.3
Software	4.9
Semiconductors & Semiconductor Equipment	4.8
Diversified Financial Services	4.3
Food Products	3.9
Computers and Peripherals	3.8
Capital Markets	3.4
Diversified Consumer Services	3.3
Wireless Telecommunication Services	3.1
Metals & Mining	3.0
Thrifts & Mortgage Finance	2.6
Electic Utilities	2.5
Electronic Equipment & Instruments	2.4
Chemicals	2.3
Multiline Retail	2.2
Biotechnology	2.1
Health Care Providers & Services	1.9
Specialty Retail	1.9
Commercial Services & Supplies	1.8
Industrial Conglomerates	1.8
Office Electronics	1.7
Independent Power Producers & Energy Traders	1.5
Internet Software & Services	1.5
Aerospace/Defense	1.4
Communications Equipment	1.4
Multi-Utilities	1.4
Food & Staples Retailing	1.3
Tobacco	1.2
Hotels, Restaurants & Leisure	1.1
Household Products	1.1
Consumer Finance	1.0
Affiliated Money Market Mutual Fund	0.5

99.2
Other Assets in Excess of Liabilities	0.8

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $102,904 foreign withholding tax)	$3,470,949
Affiliated Dividend Income	202,947
Total Income	3,673,896
EXPENSES
Fees Charged to Participants and Annuitants for Investment Management Services	(287,137)
Fees Charged to Participants (other than Annuitants) for Assuming Mortality and Expense Risks	(838,144)
Total Expenses	(1,125,281)
NET INVESTMENT INCOME	2,548,615
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on Investment Transactions	34,824,233
Net Change in Unrealized Appreciation on Investments	6,211,232
NET GAIN ON INVESTMENTS	41,035,465
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,584,080

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2007	2006
OPERATIONS
Net Investment Income	$2,548,615	$4,878,445
Net Realized Gain on Investment Transactions	34,824,233	70,495,868
Net Change In Unrealized Appreciation on Investments	6,211,232	(13,275,024)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	43,584,080	62,099,289
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	9,864,743	18,310,245
Withdrawals and Transfers Out	(24,890,087)	(52,237,716)
Annual Administration Charges Deducted from Participants’ Accumulation Accounts	(260)	(8,976)
Mortality and Expense Risk Charges Deducted from Annuitants’ Accounts	(23,265)	(45,852)
Variable Annuity Payments	(1,080,561)	(2,154,258)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(16,129,430)	(36,136,557)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	370,303	(227,921)
TOTAL INCREASE IN NET ASSETS	27,824,953	25,734,811
NET ASSETS
Beginning of period	455,860,138	430,125,327
End of period	$483,685,091	$455,860,138

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-2

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,	Year Ended December 31,
	2007	2006	2005	2004	2003	2002
Investment Income	$.3245	$.5815	$.4098	$.4502	$.3116	$.2859
Expenses
Investment management fee	(0.0256)	(.0453)	(.0380)	(.0331)	(.0269)	(.0268)
Assuming mortality and expense risks	(0.0766)	(.1357)	(.1140)	(.0991)	(.0805)	(.0803)
Net Investment Income	.2223	.4005	.2578	.3180	.2042	.1788
Capital Changes
Net realized gain (loss) on investment transactions	3.0885	5.8433	3.1463	1.5269	(.3489)	(2.4591)
Net change in unrealized appreciation (depreciation) of investments	.5416	(1.0553)	2.3659	.7360	6.9421	(3.2340)
Net Increase (Decrease) in Accumulation Unit Value	3.8524	5.1885	5.7700	2.5809	6.7974	(5.5143)
Accumulation Unit Value
Beginning of period	39.4951	34.3066	28.5366	25.9557	19.1583	24.6726
End of period	$43.3475	$39.4951	$34.3066	$28.5366	$25.9557	$19.1583
Total Return**	9.75%	15.12%	20.22%	9.94%	35.48%	(22.35)%
Ratio of Expenses To Average Net Assets***	.50%†	.50%	.50%	.50%	.50%	.50%
Ratio of Net Investment Income To Average Net Assets***	1.09%†	1.10%	.84%	1.20%	.95%	.83%
Portfolio Turnover Rate	35%††	55%	51%	62%	62%	71%
Number of Accumulation Units Outstanding
For Participants at end of period (000 omitted)	10,715	11,081	12,012	12,923	13,830	14,636

*	Calculated by accumulating the actual per unit amounts daily.
**	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude The Prudential Insurance Company of America’s equity in VCA-2.
†	Annualized
††	Not Annualized

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-2 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-2 (VCA-2 or the Account) was established on January 9, 1968 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-2 has been designed for use by public school systems and certain tax-exempt organizations to provide for the purchase and payment of tax-deferred variable annuities. The investment objective of the Account is long-term growth of capital. Its investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discount on debt securities, as required is recorded on the accrual basis. Income and realized and unrealized gains and losses are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-2.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Federal Income Taxes:    The operations of VCA-2 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.

Annuity Reserves:    Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV) Table, adjusted, and a valuation interest rate related to the Assumed Investment Result (AIR). The valuation interest rate is equal to the AIR less .5% in contract charges defined in Note 3. The AIRs are selected by each Contract-holder and are described in the prospectus.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of 0.125% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2, is charged to the Account and paid to PI for investment management services. An equivalent charge is deducted monthly in determining the amount of Annuitants’ payments.

A daily charge, paid to PI for assuming mortality and expense risks, is calculated at an effective annual rate of 0.375% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2. A one-time equivalent charge is deducted when the Annuity Units for Annuitants are determined.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc.

An annual administration charge of not more than $30 annually is deducted from the accumulation account of certain Participants either at the time of withdrawal of the value of the entire Participant’s account or at the end of the fiscal year by canceling Accumulation Units. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

A charge of 2.5% for sales and other marketing expenses is deducted from certain Participant’s purchase payments. For the six months ended June 30, 2007, PICA has advised the Account it has not received any sales charges.

Note 4:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2007, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $181,323,991 and $162,512,437, respectively.

Investment in the Core Fund:    The Account invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2007, the Account earned $202,947, by investing its excess cash in the Series.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2007 and year ended December 31, 2006, respectively, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2007	2006
Units issued	239,908	504,782
Units redeemed	(606,660)	(1,435,359)
Net decrease	(366,752)	(930,577)

Note 6:	Net Increase (Decrease) in Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increases to/(reductions from) PICA’s investment Account. The increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 7:	Participant Loans

Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

For the six months ended June 30, 2007 and year ended December 31, 2006, $975 and $43,174 of participant loan principal and interest has been paid to VCA-2, respectively. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 8:	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first requested financial reporting period for its fiscal year beginning after December 15, 2006. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

The Prudential Variable Contract Account - 2

The Members of the Committee (the “Committee”) of The Prudential Variable Contract Account – 2 (the “Fund”) oversee the management of the Fund, and, as required by law, determine annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 19, 2007 and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of the Fund and its participants.

In advance of the meeting, the Committee received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year, five-year and 10-year time periods ending December 31, 2006 with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Committee Members did not identify any single factor that was dispositive and each Committee Member attributed different weights to the various factors. In connection with their deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meeting on June 19, 2007.

The Committee Members determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee Members’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and non-independent Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Committee was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Committee also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Committee noted that Jennison is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of The Prudential Variable Contract Account - 2

The Board received and considered information about the Fund’s historical performance, noting that the Fund’s performance over the one-year period was in the second quartile, in the first quartile over the three- and five-year periods, and in the second quartile over the ten-year period in relation to the Peer Universe (the Lipper retail and institutional Large-Cap Core Funds Performance Universe).1 The Committee noted that the Fund had underperformed against its benchmark index over the one-year period, but had outperformed against its benchmark index over the three-year, five-year and ten-year time periods. The Committee determined that the Fund’s performance was satisfactory.

Fees and Expenses

The Fund’s actual management fee of 0.125% (which reflects any subsidies, expense caps or waivers) ranked in the first quartile in its Peer Group, and was the lowest fee among the funds included in the Peer Group. The Committee concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

[1]

The Lipper Large-Cap Core Funds Performance Universe was utilized for performance comparisons, although Lipper classifies the Fund in the Multi-Cap Core Funds Underlying Variable Insurance Products (VIPs) Performance Universe.

Economies of Scale

The Committee noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Committee concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Committee considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Committee concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Committee concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. The phone lines are open each business day during the hours shown below. Please be sure to have your contract number available when you call.

In the past, participants who held several variable contracts at the same address received multiple copies of annual and semiannual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report based on our current records for participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent for each account of record.

The Prudential Insurance Company of America

751 Broad Street

Newark NJ 07102-3777

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Prudential

IFS-A105483    LT.RS.001    Ed. 08/2007

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Prudential Variable Account Contract-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 23, 2007

*	Print the name and title of each signing officer under his or her signature.